Acquisitions And Dispositions	9 Months Ended
Sep. 30, 2011
Acquisitions and Dispositions [Abstract]
Acquisitions And Dispositions

2. Acquisitions and Dispositions

2011 Acquisitions

Ann Arbor, Battle Creek and Canton Asset Exchange

On February 18, 2011, the Company completed an asset exchange with Clear Channel Communications, Inc. ("Clear Channel"). As part of the asset exchange, the Company acquired eight of Clear Channel's radio stations located in Ann Arbor and Battle Creek, Michigan in exchange for the Company's radio station in Canton, Ohio. The Company disposed of two of the Battle Creek stations simultaneously with the closing of the transaction to comply with the Federal Communications Commission's ("FCC") broadcast ownership limits. The asset exchange was accounted for as a business combination in accordance with FASB's guidance. The fair value of the assets acquired in the asset exchange was $17.4 million. The Company incurred approximately $0.3 million in acquisition costs related to this transaction and expensed them as incurred through earnings within corporate, general and administrative expense. The $4.3 million allocated to goodwill is deductible for tax purposes. The results of operations for the Ann Arbor and Battle Creek stations acquired, which were not material, have been included in the Company's statements of operations since 2007 when the Company entered into an LMA with Clear Channel to manage the stations. Prior to the asset exchange, the Company did not have any preexisting relationship with Clear Channel with regard to the Canton, Ohio market.

In conjunction with the transactions, the Company recorded a net gain of $15.3 million, which is included in gain on exchange of assets or stations in the accompanying unaudited consolidated statements of operations.

The table below summarizes the final purchase price allocation (dollars in thousands):

Allocation	Amount
Property and equipment	$1,790
Broadcast licenses	11,190
Goodwill	4,342
Other intangibles	72

Total purchase price	17,394
Less: Carrying value of Canton station	(2,116)

Gain on asset exchange	$15,278

CMP Acquisition

On August 1, 2011, the Company completed its previously announced acquisition of the remaining 75.0% of the equity interests of CMP that it did not already own. The Company had owned 25.0% of CMP's equity interests since it, together with Bain Capital Partners, LLC ("Bain"), The Blackstone Group L.P. ("Blackstone") and Thomas H. Lee Partners, L.P. ("THL," and together with Bain and Blackstone, the "CMP Sellers"), formed CMP in 2005. Pursuant to a management agreement, the Company had been operating CMP's business since 2006. This management agreement was terminated in connection with the completion of the CMP Acquisition. In connection with the CMP Acquisition, the Company issued 9.9 million shares of its common stock to affiliates of the CMP Sellers. Blackstone received 3.3 million shares of Cumulus' Class A common stock and, in accordance with FCC broadcast ownership rules, Bain and THL each received 3.3 million shares of a newly authorized Class D non-voting common stock, par value $0.01 per share (the "Class D common stock"). This Class D common stock was subsequently converted into an equivalent number of shares of the Company's Class B common stock, par value $0.01 per share (the "Class B common stock"), with substantially identical terms, pursuant to the terms of the Company's Third Amended and Restated Certificate of Incorporation filed with the Secretary of State of the State of Delaware and effective upon the effectiveness of the Citadel Acquisition (discussed below). Also in connection with the CMP Acquisition, outstanding warrants to purchase 3.7 million shares of common stock of a subsidiary of CMP (the "CMP Restated Warrants") were amended to instead become exercisable for up to 8.3 million shares of common stock of the Company.

In conjunction with the CMP Acquisition, the Company acquired CMP KC, LLC ("KC LLC"), an indirectly wholly-owned subsidiary of CMP. On February 2, 2011, the direct parent company of KC LLC entered into a restructuring support agreement (the "Restructuring Agreement") regarding the restructuring of KC LLC's debt with the lenders under KC LLC credit facilities (the "Restructuring"). The Restructuring is expected to be conducted and implemented through a pre-packaged plan of reorganization filed with the United States Bankruptcy Court for the District of Delaware (the "Pre-packaged Bankruptcy Proceeding"). The Company expects the Pre-packaged Bankruptcy Proceeding will occur, and the Restructuring will be completed, by early 2012. Upon completion of the Restructuring, the Company will no longer have an ownership interest in KC LLC. The Company has determined that it is not the primary beneficiary of KC LLC and does not consolidate KC LLC in accordance with the guidance for variable interest entities.

Under the acquisition method of accounting for business combinations, a preliminary purchase price has been allocated to the tangible and intangible assets acquired and liabilities assumed based on their estimated fair values as of the acquisition date. Goodwill as of the acquisition date is measured as the excess of consideration over the net acquisition date fair value of the assets acquired and the liabilities assumed. The fair value of the assets acquired and liabilities assumed represent management's estimates based on information available as of the date of acquisition. The primary areas of the preliminary purchase price allocation that are not yet finalized relate to the fair values of certain tangible and intangible assets and residual goodwill. Management expects to continue to obtain information to assist in finalizing these preliminary valuations during the measurement period (up to one year from the acquisition date). The Company fair valued its historical 25.0% equity interest in CMP and recorded a gain of $11.6 million, the difference between the fair value at acquisition and the carrying value which was zero given CMP's historical losses. With respect to certain outstanding preferred stock of CMP, the Company recorded $0.5 million in dividends for the period from August 1, 2011, the acquisition date, to September 16, 2011. This preferred stock was redeemed on September 16, 2011 for approximately $41.6 million.

Revenues of $32.0 million attributable to CMP since August 1, 2011 are included in the Company's accompanying unaudited consolidated financial statements for both the three and nine month periods ended September 30, 2011.

The preliminary allocation of the purchase price in the CMP Acquisition is as follows (dollars in thousands):

Fair Value of Consideration Transferred	Amount
Fair value of equity consideration to CMP Sellers (1)	$34,909
Fair value of equity consideration to holders of CMP Restated Warrants (2)	29,021
Preferred stock of CMP (3)	41,069
Fair value of assumed debt	619,234

Total purchase price	$724,233

Existing equity interest in CMP (4)	11,636

Total fair value for allocation	$735,869

(1)	Estimated fair value of the 9.9 million shares of the Company's common stock issued to the CMP Sellers, based on the closing price of the Company's Class A common stock on August 1, 2011.
(2)	Estimated fair value of the 3.7 million outstanding CMP Restated Warrants, which are exercisable for 8.3 million shares of the Company's common stock, based on the closing price of the Company's Class A common stock.
(3)	Estimated fair value of preferred stock at the par value of $32.8 million plus cumulative undeclared dividends of $8.3 million.
(4)	Gain on equity investment in CMP, equal to the estimated fair value of the Company's then — existing 25.0% ownership interest in CMP, and based on the closing price of the Company's Class A common stock on August 1, 2011.

Acquisition related costs attributable to the CMP Acquisition included in corporate, general and administrative expenses for the three and nine months ended September 30, 2011 totaled $1.2 million and $1.9 million, respectively.

The purchase price in the CMP Acquisition has preliminarily been allocated to the tangible and intangible assets acquired, and the liabilities assumed, based on management's best estimates of their fair values as of the date of the CMP Acquisition as follows (dollars in thousands):

Allocation	Amount
Current assets	$61,302
Property and equipment	29,091
Broadcast licenses	317,917
Other intangibles	94,422
Goodwill	408,250
Other assets	6,647
Current liabilities	(13,672)
Other long-term liabilities	(6,335)
Deferred income taxes	(161,753)

Total purchase price	$735,869

The material assumptions utilized in the valuation of intangible assets included overall future market revenue growth rates for the residual year of approximately 2.0% and weighted average cost of capital of 10.5%. Goodwill was equal to the difference between the purchase price and the value assigned to tangible and intangible assets and liabilities. $407.7 million of the acquired goodwill balance is non-deductible for tax purposes. Among the factors considered by management that contributed to the purchase price allocation resulting in the recognition of goodwill were CMP's high operating margins, strong sales force and employee base, and its overall market presence.

The indefinite-lived intangible assets acquired in the CMP Acquisition consist of broadcast licenses and goodwill. The definite-lived intangible assets acquired in the CMP Acquisition are being amortized in relation to the economic benefits of such assets over their useful lives and consist of the following (dollars in thousands):

Description	Useful Life in Years	Fair Value
Advertising relationships	6	$94,422

As required by ASU 2010-29, the following unaudited pro forma financial information assumes the CMP Acquisition occurred as of the beginning of the prior year's reporting period. The pro forma financial information for all periods presented also includes the business combination accounting effects from the CMP Acquisition, including the Company's amortization expense resulting from acquired intangible assets, the elimination of certain intangible asset amortization expense incurred by CMP, adjustments to interest expense for certain borrowings, adjustments for transaction-related expenses and the related tax effects as though Cumulus had acquired CMP at January 1, 2010. This unaudited pro forma financial information has been prepared based on estimates and assumptions, which management believes are reasonable, and is not necessarily indicative of the consolidated financial position or results of operations that Cumulus would have achieved had the CMP Acquisition actually occurred at January 1, 2010 or at any other historical date, nor is it reflective of Cumulus' expected actual financial position or results of operations for any future period (dollars in thousands):

	Supplemental Pro Forma Data
	Three Months Ended September 30,		Nine Months Ended September 30,
Description	2011	2010	2011	2010
Total revenue	$112,682	$114,103	$321,969	$325,168
Net (loss) income	$(26)	$11,690	$23,971	$25,518

The unaudited pro forma financial information set forth above for the three and nine months ended September 30, 2011 and 2010, includes adjustments to reflect depreciation and amortization expense based on the fair value of long-lived assets acquired in the CMP Acquisition and interest expense based on the issuance of the Company's 7.75% Senior Notes replacing the historical Company's debt as well as other pro forma adjustments that would be made to prepare pro forma financial information under ASC topic 805, Business Combinations.

Citadel Acquisition

As described in Note 1, "Basis of Presentation" above, on September 16, 2011, the Company completed the Citadel Acquisition.

Based on the results of the elections by Citadel stockholders and warrant holders, and the application of the proration procedures provided for in the agreement governing the Citadel Acquisition (the "Citadel Acquisition Agreement"), the Company paid a total of approximately $1.4 billion in cash and issued approximately 22.5 million shares of its Class A common stock and warrants to purchase approximately 47.7 million shares of its common stock to Citadel securityholders in connection with the Citadel Acquisition. Up to an additional 0.9 million shares of the Company's common stock (which may include warrants to purchase common stock) may be issuable in the future to certain employees of Citadel in connection with the vesting, from time to time, of certain restricted stock awards that, in accordance with the terms of the Citadel Acquisition Agreement, have become payable in shares of Cumulus common stock (or warrants therefor). Additionally, 2.4 million warrants to purchase shares of the Company's common stock related to the pending final settlement of certain outstanding unsecured claims arising from Citadel's emergence from bankruptcy effective June 3, 2010 are held in reserve for potential future issuance by the Company.

In connection with the closing of, and in order to fund a portion of the purchase price payable in the Citadel Acquisition, the Company entered into and completed the transactions contemplated by the Equity Investment (see Note 7, "Stockholders' Equity"). Also in connection therewith, the Company completed its previously announced Internal Restructuring (see Note 1, "Basis of Presentation").

In connection the Citadel Acquisition, the Company agreed that it would divest certain stations to comply with FCC ownership limits. Therefore, these stations were assigned to a trustee under divestiture trusts that comply with FCC rules as of the closing date of the Citadel Acquisition. The trust agreements stipulate that the Company must fund any operating shortfalls of the activities of the stations in the trusts, and any excess cash flow generated by such stations will be distributed to the Company. The Company has determined that it is the primary beneficiary of the trusts and consolidates the trusts accordingly.

Under the acquisition method of accounting for business combinations, a preliminary purchase price has been allocated to the tangible and intangible assets acquired and liabilities assumed based on their estimated fair values as of the acquisition date. Goodwill as of the acquisition date is measured as the excess of consideration transferred and the net of the acquisition date fair values of the assets acquired and the liabilities assumed. The fair value of the assets acquired and liabilities assumed represent management's estimates based on information available as of the date of acquisition. The primary areas of the preliminary purchase price allocation that are not yet finalized relate to the fair values of certain tangible and intangible assets and residual goodwill. Management expects to continue to obtain information to assist in finalizing these preliminary valuations during the measurement period (up to one year from the acquisition date).

Revenues of $33.3 million attributable to Citadel since September 16, 2011 are included in the Company's accompanying unaudited consolidated financial statements for the three and nine month periods ended September 30, 2011.

The preliminary allocation of the purchase price in the Citadel Acquisition is as follows (dollars in thousands):

Fair Value of Consideration Transferred	Amount
Cash consideration to Citadel stockholders	$1,405,471
Common stock issued to Citadel stockholders (1)	178,122
Non-cash share-based compensation value	595
Cash consideration to Citadel to settle Citadel obligations	736,072

Total purchase price	$2,320,260

(1)	Estimated fair value of the 22.5 million shares of the Company's common stock and warrants to purchase 47.7 million shares of the Company's common stock issued in conjunction with the Citadel Acquisition and 2.4 million warrants held in reserve for potential future issuance related to the pending the final settlement of certain outstanding unsecured claims arising from Citadel's emergence from bankruptcy, based on the closing price of the Company's Class A common stock on September 16, 2011.

Acquisition related costs attributable to the Citadel Acquisition included in corporate, general and administrative expenses for the three and nine months ended September 30, 2011 totaled $37.2 million and $41.8 million, respectively.

The purchase price in the Citadel Acquisition has preliminarily been allocated to the tangible and intangible assets acquired, and the liabilities assumed, therein based on management's best estimates of their fair values as of the acquisition date as follows (dollars in thousands):

Allocation	Amount
Current assets	$323,230
Property and equipment	194,933
Broadcast licenses	1,136,650
Other intangibles	356,200
Goodwill	844,526
Other assets	19,362
Current liabilities	(105,540)
Other long-term liabilities	(38,784)
Deferred income taxes	(410,317)

Total purchase price	$2,320,260

The material assumptions utilized in the valuation of intangible assets included overall future market revenue growth rates for the residual year of approximately 2.0% and weighted average cost of capital of 10.0%. Goodwill was equal to the difference between the purchase price and the value assigned to tangible and intangible assets and liabilities. $740.5 million of the acquired goodwill balance is non-deductible for income tax purposes. Among the factors considered by management that contributed to the purchase price allocation resulting in the recognition of goodwill were Citadel's station platform throughout prominent national markets and its overall employee base, including its experienced sales force.

The indefinite-lived intangible assets acquired in the Citadel Acquisition consist of broadcast licenses and goodwill.

The definite-lived intangible assets acquired in the Citadel Acquisition are being amortized in relation to the economic benefits of such assets over their useful lives and consist of the following (dollars in thousands):

Description	Useful Life in Years	Fair Value
Broadcast advertising relationships	6	$258,500
Affiliate relationships	5	$41,300
Network advertising relationships	5	$18,600
Other contracts and agreements	2-4	$37,800

The following unaudited pro forma information assumes the Citadel Acquisition occurred as of the beginning of the prior year's reporting period. The pro forma financial information for all periods presented also includes the business combination accounting effects from the Citadel Acquisition, including the Company's amortization expense resulting from acquired intangible assets, the elimination of certain intangible asset amortization expense incurred by Citadel, adjustments to interest expense for certain borrowings, adjustments for transaction-related expenses and the related tax effects as though Cumulus had acquired Citadel at

January 1, 2010. This unaudited pro forma financial information has been prepared based on estimates and assumptions, which management believes are reasonable, and is not necessarily indicative of the consolidated financial position or results of operations that Cumulus would have achieved had the Citadel Acquisition actually occurred at January 1, 2010 or at any other historical date, nor is it reflective of Cumulus' expected actual financial position or results of operations for any future period (dollars in thousands):

	Supplemental Pro Forma Data
	Three Months Ended September 30,		Nine Months Ended September 30,
Description	2011	2010	2011	2010
Total revenue	$297,005	$302,707	$851,310	$873,223
Net (loss) income	$(14,669)	$6,521	$(10,187)	$(8,846)

The unaudited pro forma financial information set forth above for the three and nine months ended September 30, 2011 and 2010 includes adjustments to reflect depreciation and amortization expense based on the fair value of long-lived assets acquired in the Citadel Acquisition and interest expense based on the completion of the Global Refinancing under taken in connection with the completion of the Citadel Acquisition as well as other pro forma adjustments that would be made to prepare pro forma financial information under ASC topic 805, Business Combinations.

2010 Acquisitions

The Company did not complete any material acquisitions or dispositions during the three or nine months ended September 30, 2010.